UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:    9/30/13

Item 1.  Reports to Stockholders.

 Class A shares: PFFAX

Class C shares: PFFTX

Class I shares: PFFNX

Semi Annual Report

September 30, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

Princeton Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

The Portfolio's performance figures* for the period ended September 30, 2013, as compared to its benchmark:
	Six	One	Three	Inception** -
	Months	Year	Year	September 30, 2013
Princeton Futures Strategy Fund Class A	(9.92)%	(13.30)%	(6.24)%	(5.45)%
Princeton Futures Strategy Fund Class A with load	(15.11)%	(18.27)%	(8.07)%	(7.18)%
Princeton Futures Strategy Fund Class C	(10.28)%	(13.96)%	N/A	(9.52)%
Princeton Futures Strategy Fund Class I	(9.86)%	(13.13)%	(6.00)%	(5.22)%
Barclay BTOP50 Index	(4.14)	(3.86)	(4.86)%	(0.02)%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.28% for Class A shares, 3.03% for Class C shares and 2.03% for Class I shares per the July 29, 2013, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The Barclay BTOP50 Index ("BTOP50") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

** Inception date is July 19, 2010 for Class A and Class I shares. Inception date is June 14, 2011 for Class C shares.

Holdings by Asset Class	% of Net Assets
Corporate Bonds & Notes	37.5%
U.S. Government & Agency Obligations	31.5%
Purchased Options	19.7%
Money Market Fund	1.2%
Commodity Trading Advisors	0.5%
Other / Cash & Cash Equivalents	9.6%
100.0%

Please refer to the Consolidated Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares				Value
	COMMODITY TRADING ADVISORS # - 0.6%
1,699,943	The Tap Fund, Ltd. * + ++ (Cost $1,609,031)			$ 1,456,965

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 37.5%
	AUTO MANUFACTURERS - 1.5%
4,000,000	Daimler Finance North America LLC 144A **	1.0486	4/10/2014	4,012,820

	AUTO PARTS & EQUIPMENT - 0.8%
2,000,000	Johnson Controls, Inc.	2.6000	12/1/2016	2,070,552

	AUTOMOBILE ABS - 3.9%
865,160	AmeriCredit Automobile Receivables Trust	0.9100	10/8/2015	865,579
2,250,311	Ford Credit Auto Lease Trust 2013-C, 144A	0.2200	8/15/2014	2,250,311
2,631,493	Harley-Davidson Motorcycle Trust 2011-1	0.9600	5/16/2016	2,635,532
4,530,133	Nissan Auto Receivables 2013-A Owner Trust	0.3700	9/15/2015	4,529,494
				10,280,916
	BEVERAGES - 1.2%
3,000,000	PepsiCo, Inc. **	2.5000	5/10/2016	3,121,314

	COMMERCIAL MBS - 0.6%
1,598,694	J.P. Morgan Chase Commercial Mortgage Securities
	Corp.	0.6698	12/15/2047	1,583,036

	COMPUTERS - 0.6%
1,600,000	Hewlett-Packard Co.	2.3500	3/15/2015	1,626,955

	DIVERSIFIED FINANCIAL SERVICES - 8.4%
5,000,000	General Electric Capital Corp. **	1.0929	1/7/2014	5,011,120
8,000,000	General Electric Capital Corp. **	0.9647	4/24/2014	8,030,623
2,000,000	General Electric Capital Corp.	4.8750	3/4/2015	2,116,412
1,000,000	Harley-Davidson Financial Services, Inc. 144A	1.1500	9/15/2015	1,001,449
1,000,000	National Rural Utilities Cooperative Finance Corp.	1.0000	2/2/2015	1,006,826
5,000,000	Toyota Motor Credit Corp. **	0.6776	1/17/2014	5,005,500
				22,171,930
	GAS - 1.7%
4,000,000	National Grid PLC	6.3000	8/1/2016	4,533,328

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
September 30, 2013

Shares				Value
	HEALTHCARE-PRODUCTS - 1.1%
3,000,000	Baxter International, Inc. **	0.4259	12/11/2014	$ 3,001,191

	MEDIA - 3.3%
3,000,000	NBC Universal Media LLC	3.6500	4/30/2015	3,143,955
5,000,000	TCI Communications, Inc.	8.7500	8/1/2015	5,701,490
				8,845,445
	MINING - 4.1%
5,000,000	Barrick Gold Corp.	1.7500	5/30/2014	5,018,150
2,750,000	BHP Billiton Finance USA Ltd.	5.5000	4/1/2014	2,821,811
3,000,000	Rio Tinto Finance USA Ltd.	1.8750	11/2/2015	3,044,292
				10,884,253
	OIL & GAS - 0.3%
860,000	ConocoPhillips	4.7500	2/1/2014	872,199

	PHARMACEUTICALS - 1.9%
5,000,000	Glaxo Smith Kline Capital Inc.	0.7000	3/18/2016	4,997,025

	RETAIL - 1.6%
2,000,000	Home Depot, Inc.	5.4000	3/1/2016	2,218,544
2,000,000	Wal-mart Stores, Inc.	0.6000	4/11/2016	1,991,830
				4,210,374
	TELECOMMUNICATIONS - 6.5%
2,000,000	AT&T, Inc. **	0.6497	2/12/2016	1,996,130
5,000,000	AT&T, Inc.	2.9500	5/15/2016	5,228,150
10,000,000	Verizon Communications, Inc. Series A **	0.8581	3/28/2014	10,019,880
				17,244,160

	TOTAL CORPORATE BONDS & NOTES (Cost $98,781,185)			99,455,498

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 31.6%
5,000,000	United States Treasury Note/Bond	0.2500	7/31/2015	4,996,290
5,000,000	United States Treasury Note/Bond	0.2500	9/15/2015	4,992,970
7,000,000	United States Treasury Note/Bond	0.3750	11/15/2014	7,017,773
3,000,000	United States Treasury Note/Bond	0.6250	7/15/2014	3,012,423
20,000,000	United States Treasury Note/Bond	1.0000	10/31/2016	20,185,940
10,000,000	United States Treasury Note/Bond	1.3750	11/30/2015	10,214,060
13,000,000	United States Treasury Note/Bond	1.7500	5/31/2016	13,417,417
4,000,000	United States Treasury Note/Bond	2.0000	1/31/2016	4,146,876
10,000,000	United States Treasury Note/Bond	2.3750	3/31/2016	10,475,000
5,000,000	United States Treasury Note/Bond	2.5000	4/30/2015	5,177,930
	TOTAL U.S. GOVERNMENT &
	AGENCY OBLIGATIONS (Cost $83,333,510)			83,636,679

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued) (Unaudited)
September 30, 2013
Contracts			Value
	PURCHASED OPTIONS - 19.7%
61	UBS Options, Expiration June 20, 2014 * +		$ 22,842,444
157	Barclays Options, Expiration June 26, 2014 * +		29,347,205
	TOTAL PURCHASED OPTIONS (Cost $69,844,168)		52,189,649

Shares	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
3,294,359	BlackRock Liquidity Funds T-Fund Portfolio, 0.03%+ ^^ (Cost $3,294,359)		$ 3,294,359

	TOTAL INVESTMENTS - 90.6% (Cost $256,862,253) (a)		$ 240,033,150
	OTHER ASSETS LESS LIABILITIES - 9.4%		25,033,180
	NET ASSETS - 100.0%		$ 265,066,330

* Non-Income producing investment.
** Floating rate security - interest rate subject to periodic change.
+ All or a portion of this investment is a holding of PFS Fund Limited.
++ Restricted securities. The aggregate value of such securities is 0.5% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At September 30, 2013 securities amounted to $7,264,580 or 2.7% of net assets.

^^ Money market fund; interest rate reflects seven-day effective yield on September 30, 2013.

# The number of shares presented for commodity trading adviser positions represent share values assigned by the Fund, as underlying funds to do not issue shares.  These hypothetical shares are assigned a value of $1 per share upon initial investment.  Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $256,862,253 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 1,027,990
		Unrealized depreciation:	(17,857,093)
		Net unrealized depreciation:	$ (16,829,103)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2013

ASSETS
Investment securities:
At cost	$ 256,862,253
At value	$ 240,033,150
Cash	18,000,000
Interest receivable	765,437
Receivable for Fund shares sold	277,504
Prepaid expenses and other assets	114,568
TOTAL ASSETS	266,333,525

LIABILITIES
Investment advisory fees payable	431,024
Payable for Fund shares repurchased	731,402
Fees payable to other affiliates	65,078
Distribution (12b-1) fees payable	18,093
Accrued expenses and other liabilities	21,598
TOTAL LIABILITIES	1,267,195
NET ASSETS	$ 265,066,330

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 341,890,734
Accumulated net investment loss	(32,137,603)
Accumulated net realized loss from security transactions	(27,857,698)
Net unrealized appreciation of investments	(16,829,103)
NET ASSETS	$ 265,066,330

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2013

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 46,986,899
Shares of beneficial interest outstanding	5,689,830
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.26
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$ 8.76

Class C Shares:
Net Assets	$ 8,546,980
Shares of beneficial interest outstanding	1,052,818
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.12

Class I Shares:
Net Assets	$ 209,532,451
Shares of beneficial interest outstanding	25,185,892
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 8.32

(a) On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2013

INVESTMENT INCOME
Interest	$ 971,247
Less: Foreign withholding taxes *	(151)
TOTAL INVESTMENT INCOME	971,096

EXPENSES
Investment advisory fees	3,305,285
Distribution (12b-1) fees:
Class A	70,960
Class C	50,675
Management fees *	1,575,648
Trading costs *	404,912
Incentive fees *	722,668
Platform fees *	281,386
Sponsor fees *	281,386
Administrative services fees	150,115
Transfer agent fees	94,737
Non 12b-1 shareholder servicing	101,834
Accounting services fees	42,378
Interest expense	29,353
Professional fees	28,011
Custodian fees	26,787
Registration fees	23,936
Compliance officer fees	31,898
Printing and postage expenses	17,756
Insurance expense	11,643
Trustees fees and expenses	3,965
Other expenses	81,907
TOTAL EXPENSES	7,337,240

Less: Fees waived by the Advisor	(274,694)

NET EXPENSES	7,062,546
NET INVESTMENT LOSS	(6,091,450)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	856,409
Futures and forward foreign currency exchange contracts	(4,810,702)
Foreign currency transactions	37,971
Written options	(1,969)
(3,918,291)
Net change in unrealized appreciation (depreciation) of:
Security transactions	(22,242,553)
Futures and forward foreign currency exchange contracts	(3,510,415)
Foreign currency transactions	157,293
Written options	(4,644)
(25,600,319)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(29,518,610)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (35,610,060)

* This is an expense of AlphaMetrix Strategies Offshore Fund, Ltd.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	September 30,	Year Ended
	2013	March 31,
	(Unaudited)	2013
FROM OPERATIONS
Net investment loss	$ (6,091,450)	$ (18,607,482)
Net realized gain (loss) from security transactions, futures contracts, forward foreign exchange contracts, written options
and foreign currency transactions	(3,918,291)	1,413,805
Net change in unrealized appreciation (depreciation) of
futures contacts, forward foreign exchange contracts,
written options and foreign currency transactions	(25,600,319)	9,778,733
Net decrease in net assets resulting from operations	(35,610,060)	(7,414,944)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	-	(162,483)
Class C	-	(25,229)
Class I	-	(787,014)
Net decrease in net assets from distributions to shareholders	-	(974,726)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,933,655	34,966,298
Class C	743,488	6,485,724
Class I	37,325,667	150,644,514
Net asset value of shares issued in reinvestment of distributions:
Class A	-	149,557
Class C	-	24,128
Class I	-	658,723
Payments for shares redeemed:
Class A	(18,063,473)	(25,357,356)
Class C	(2,501,631)	(2,929,974)
Class I	(136,701,198)	(218,255,268)
Net decrease in net assets from shares of beneficial interest	(113,263,492)	(53,613,654)

TOTAL DECREASE IN NET ASSETS	(148,873,552)	(62,003,324)

NET ASSETS
Beginning of Period	413,939,882	475,943,206
End of Period *	$ 265,066,330	$ 413,939,882
*Includes accumulated net investment loss of:	$ (32,137,603)	$ (26,046,153)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	September 30,	Year Ended
	2013	March 31,
	(Unaudited)	2013
SHARE ACTIVITY
Class A:
Shares Sold	661,255	3,744,157
Shares Reinvested	-	16,309
Shares Redeemed	(2,033,734)	(2,727,480)
Net increase (decrease) in shares of beneficial interest outstanding	(1,372,479)	1,032,986

Class C:
Shares Sold	84,933	700,958
Shares Reinvested	-	2,663
Shares Redeemed	(285,716)	(320,496)
Net increase (decrease) in shares of beneficial interest outstanding	(200,783)	383,125

Class I:
Shares Sold	4,137,547	16,110,782
Shares Reinvested	-	71,445
Shares Redeemed	(15,590,277)	(23,351,758)
Net decrease in shares of beneficial interest outstanding	(11,452,731)	(7,169,531)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	September 30,	Year Ended	Year Ended	Period Ended
	2013	March 31,	March 31,	March 31,
	(Unaudited)	2013	2012	2011 (1)
Net asset value, beginning of period	$ 9.17	$ 9.36	$ 10.44	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.16)	(0.42)	(0.43)	(0.14)
Net realized and unrealized
gain (loss) on investments	(0.75)	0.25	(0.65)	0.68
Total from investment operations	(0.91)	(0.17)	(1.08)	0.54

Less distributions from:
Net investment income	-	-	-	(0.08)
Net realized gains	-	(0.02)	-	(0.02)
Total distributions	-	(0.02)	-	(0.10)

Net asset value, end of period	$ 8.26	$ 9.17	$ 9.36	$ 10.44

Total return (3)(6)	(9.92)%	(1.80)%	(10.35)%	5.40%

Net assets, at end of period (000s)	$ 46,987	$ 64,730	$ 56,415	$ 22,673

Ratio of gross expenses to average
net assets (4)(5)	4.19%	5.24%	5.01%	2.95%	(7)
Ratio of net expenses to average
net assets (5)	4.04%	5.13%	4.91%	2.20%	(7)
Ratio of net investment loss
to average net assets (5)	(4.49)%	(4.49)%	(4.36)%	(1.87)%	(7)

Portfolio Turnover Rate (6)	5%	50%	85%	7%
Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

(1)	The Princeton Futures Strategy Fund's Class A shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6) Not annualized.
(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended
March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average				7.48%
net assets (4)(5)
Ratio of net expenses to average
net assets (5)				6.73%
Ratio of net investment loss
to average net assets (5)				(6.38)%
Portfolio Turnover Rate (6)				7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	September 30,	Year Ended	Period Ended
	2013	March 31,	March 31,
	(Unaudited)	2013	2012 (1)
Net asset value, beginning of period	$ 9.04	$ 9.30	$ 10.24

Activity from investment operations:
Net investment loss (2)	(0.19)	(0.48)	(0.39)
Net realized and unrealized gain
(loss) on investments	(0.73)	0.25	(0.55)
Total from investment operations	(0.92)	(0.23)	(0.94)

Less distributions from:
Net investment income	-	-	-
Net realized gains	-	(0.02)	-
Total distributions	-	(0.02)	-

Net asset value, end of period	$ 8.12	$ 9.04	$ 9.30

Total return (3)(6)	(10.28)%	(2.46)%	(9.18)%

Net assets, at end of period (000s)	$ 8,547	$ 11,339	$ 8,097

Ratio of gross expenses to average
net assets (4)(5)	4.94%	5.99%	5.78%
Ratio of net expenses to average
net assets (5)	4.79%	5.88%	5.65%
Ratio of net investment loss
to average net assets (5)	(5.23)%	(5.23)%	(5.07)%

Portfolio Turnover Rate (6)	5%	50%	85%

(1)	The Princeton Futures Strategy Fund's Class C shares commenced operations June 14, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6) Not annualized.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	September 30,	Year Ended	Year Ended	Period Ended
	2013	March 31,	March 31,	March 31,
	(Unaudited)	2013	2012	2011 (1)
Net asset value, beginning of period	$ 9.22	$ 9.39	$ 10.46	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.15)	(0.40)	(0.41)	(0.12)
Net realized and unrealized
gain (loss) on investments	(0.75)	0.25	(0.66)	0.69
Total from investment operations	(0.90)	(0.15)	(1.07)	0.57

Less distributions from:
Net investment income	-	-	-	(0.09)
Net realized gains	-	(0.02)	-	(0.02)
Total distributions	-	(0.02)	-	(0.11)

Net asset value, end of period	$ 8.32	$ 9.22	$ 9.39	$ 10.46

Total return (3)(6)	(9.86)%	(1.48)%	(10.23)%	5.65%

Net assets, at end of period (000s)	$ 209,532	$ 337,871	$ 411,431	$ 184,054

Ratio of gross expenses to average
net assets (4)(5)	3.94%	4.99%	4.75%	2.44%	(7)
Ratio of net expenses to average
net assets (5)	3.79%	4.88%	4.66%	1.95%	(7)
Ratio of net investment loss
to average net assets (5)	(4.24)%	(4.24)%	(4.12)%	(1.61)%	(7)

Portfolio Turnover Rate (6)	5%	50%	85%	7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

(1)	The Princeton Futures Strategy Fund's Class I shares commenced operations July 19, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales charges.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended
	March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average		6.97%
	net assets (4)(5)
Ratio of net expenses to average
	net assets (5)	6.48%
Ratio of net investment loss
	to average net assets (5)	(6.13)%
Portfolio Turnover Rate (6)		7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

September 30, 2013

1.

ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in Commodity Trading Advisors’ Managed Futures Programs are valued at a fair value based on the net asset value as reported by Commodity Trading Advisors.

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A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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Forward Currency Contracts - As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign exchange contracts in the consolidated statement of operations. For the six months ended September 30, 2013, the Fund had realized losses of $154,956 from forward currency contracts.

Futures Contracts - The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the consolidated statement of assets and liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the six months ended September 30, 2013, the Fund had realized losses of $4,655,746 from futures contracts.

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the

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September 30, 2013

proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized.  If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call.  If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended September 30, 2013, the Fund had realized loss of $1,969 from options contract written.

The following table summarizes the Fund's written option activity:

Option Contracts	Number of Option Contracts	Premium
Outstanding at March 31, 2013	213	$ 17,384
Options written	-	-
Options terminated in closing purchase transactions
Options expired	(213)	(17,384)
Outstanding at September 30, 2013	-	$ -

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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September 30, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commodity Trading Advisors	$ -	$ 1,456,965	$ -	$ 1,456,965
Corporate Bonds & Notes	-	99,455,499	-	99,455,499
U.S. Government & Agency Obligations	-	83,636,679	-	83,636,679
Purchased Option Contracts	52,189,649	-	-	52,189,649
Short-Term Investments	3,294,359	-	-	3,294,359
Total	$ 55,484,008	$ 184,549,143	$ -	$ 240,033,151

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include PFS Fund Limited (“PFSFL”), a wholly-owned and controlled foreign subsidiary. The consolidated financial statements of PFSFL include the financial statements of AlphaMetrix Strategies Offshore Fund, Ltd. (“ASOF”). The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary.  However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists.  These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

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September 30, 2013

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the PFSFL is as follows:

PFS Fund Limited ("PFSFL") *
September 30, 2013
Fair Value of Systematic Trading Companies	$ 53,646,613
Other Assets	$ 11,871,631
Total Net Assets	$ 65,518,244

Percentage of the Fund's Total Net Assets	24.68%

* PFSFL commenced operations on August 23, 2010

ASOF is a majority owned commodity pool (CP) subsidiary which invests in global derivatives markets through multiple Commodity Trading Advisors (CTA), each of whom is registered with the U.S. Commodity Futures Trading Commission and each of whom operate multiple trading programs.  CTAs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options and forward contracts.  It is anticipated the CTA programs used by ASOF will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products.  During the period ended September 30, 2013, the Fund held a controlling economic interest of ASOF from April 1, 2013 to June 27, 2013 and all inter-company accounts and transactions have been eliminated in consolidation.

For tax purposes, PFSFL is an exempted Cayman investment company.  PFSFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, PFSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, PFSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets

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September 30, 2013

that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Impact of Derivatives on the Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended September 30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain (loss) from futures and forward foreign currency exchange contracts Net realized gain (loss) from written options

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September 30, 2013

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2013:

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	Total for the Six Months Ended Septmeber 30, 2013
Futures/Options Written	$ 1,803,681	$ (5,638,688)	$ 2,423,179	$ (3,243,918)	$ (4,655,746)
Forward Foreign Exchange Contracts	-	(154,956)	-	-	(154,956)
	$ 1,803,681	$ (5,793,644)	$ 2,423,179	$ (3,243,918)	$ (4,810,702)

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Trading Costs – Trading costs generally consists of brokerage commissions, brokerage fees, clearing fees, exchange and regulatory fees, and transaction and NFA fees. Fees vary by type of contract for each purchase and sale or sale and purchase (round turn) of futures, options on futures, and forward contracts. Commissions are paid on each individual purchase and sale transaction.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund

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September 30, 2013

recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $14,693,502 and $151,676,601, respectively.

4. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Value	% of Net Assets
The Tap Fund, Ltd.	1/3/2011	1,699,943	$ 1,609,031	$ 1,456,965	0.50%

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September 30, 2013

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, LLC and Congress Asset Management Co. as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays 6800 Capital, LLC and Congress Asset Management Co. a sub-advisory fee, computed and accrued daily and paid monthly.

The Fund pays each Commodity Trading Advisor a management fee (the “Management Fee”) at an annual rate of between 0% and 2%, pursuant to each respective trading agreement, to be calculated and accrued monthly as a percentage of the designated account size payable in arrears as of the last business day of the month, regardless of the amount of assets deposited by the Fund with the clearing broker. The Designated Account Size is the amount communicated to each Commodity Trading Advisor by the Sponsor on its monthly trading level report, as the same may be revised from time to time by the Sponsor in its sole discretion upon notice to the Commodity Trading Advisor, plus or minus profits and losses as set forth in each trading agreement. The Fund incurred management fees of $1,575,648 for the six months ended September 30, 2013.

Pursuant to each respective trading agreement, each Commodity Trading Advisor shall be entitled to a quarterly incentive fee (the “Incentive Fee”), ranging between 0% and 30%, annual rate, of new net profits (if positive) which consists of (i) the cumulative profits generated by the Commodity Trading Advisor for the Fund during the applicable quarter, including realized and unrealized profits, less (ii) (a) interest income generated by account during the applicable quarter, (b) all transaction costs and applicable the Fund related expenses incurred during the applicable quarter (including, but not limited to, the Management Fee), as determined by the sponsor in its reasonable discretion, and (c) the loss carryforward, if any. All Incentive Fees actually paid to each of the Commodity Trading Advisors will be retained by the Commodity Trading Advisor and will not be repaid even if subsequent losses are experienced. The Fund incurred incentive fees of $722,668 for the six months ended September 30, 2013.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage

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September 30, 2013

interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20%, 2.95% and 1.95% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. For the six months ended September 30, 2013, the Advisor waived fees and reimbursed expenses in the amount of $274,694.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.20%, 2.95% and 1.95% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.20% and 1.95% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 2.20%, 2.95% and 1.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The following amounts are subject to recapture by the Fund by the following dates:

3/31/2014	$197,927
3/31/2015	$316,352
3/31/2016	$445,848

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares.   The Distributor is an affiliate of GFS. For the six months ended September 30, 2013, the Distributor received $3,382 in underwriting commissions for sales of Class A shares, of which $484 was retained by the principal underwriter or other affiliated broker-dealers.

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September 30, 2013

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended were as follows:

As of March 31, 2013, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis accumulated net investment loss, realized gain/loss on security transactions and unrealized appreciation/(depreciation) is primarily attributable to the tax adjustments relating to the Fund’s holding in PFSF-SPC and CTAs.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $972,898.

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September 30, 2013

At March 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to differences in book/tax treatment of net operating losses and fund distributions, and tax adjustments for CTAs, resulted in reclassification for the year ended March 31, 2013 as follows:

7. PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

 Shares Voted

        Shares Voted Against

     In Favor

               or Abstentions

Mark Garbin

  609,702,446

         7,380,704

Mark D. Gersten

  609,750,246

         7,332,904

John V. Palancia

  609,370,118

         7,713,033

Andrew Rogers

  609,691,730

         7,391,421

Mark H. Taylor

  608,885,975

         8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

Princeton Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2013

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Princeton Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

September 30, 2013

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Futures Strategy Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period+ 4/1/13 – 9/30/13
Class A	$1,000.00	$900.80	$10.48	2.20%
Class C	1,000.00	897.20	14.03	2.95
Class I	1,000.00	901.40	9.29	1.95

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/13	Ending Account Value 9/30/13	Expenses Paid During Period* 4/1/13 – 9/30/13	Expense Ratio During Period+ 4/1/13 – 9/30/13
Class A	$1,000.00	$1,014.04	$11.11	2.20%
Class C	1,000.00	1,010.28	14.03	2.95
Class I	1,000.00	1,015.29	9.85	1.95

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

"Hypothetical" expense information for the Portfolio is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).

+Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISOR

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

INVESTMENT SUB-ADVISORS

6800 Capital, L.L.C.

One Palmer Square, Suite 530

Princeton, NJ 08542

Congress Asset Management Co.

2 Seaport Lane, 5th Floor

Boston, MA 02210

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/9/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/9/13